Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Current assets
Prepaid bandwidth costs	4,773	2,542
Deposits	1,447	2,829
Prepaid travel expense	1,308	1,449
Prepaid office software service fee	927	1,270
VAT recoverable (1)	686	992
Prepaid content rental expenses	154	82
Prepaid marketing expenses (2)	125	25,648
Prepaid consulting service fee	27	27
Receivables from third-party payment settlement platform (3)	20	340
Other miscellaneous prepaid expenses	2,561	612

	12,028	35,791

Non-current assets
Prepaid marketing expenses (2)	—	18,672
Deferred initial public offering related costs	16,252	—
Deposits for lease	5,940	1,604
Prepaid content rental expenses	73	73

	22,265	20,349

(1)	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities.
(2)
The Company entered marketing and promotion service agreements with total contract price of RMB 46,410 and service terms of two years. The Group recorded
the marketing and promotion expenses when actual services are provided and fulfilled. The portion of prepaid marketing expenses is expected to be utilized within the next 12 months is classified as prepaid expenses and other current assets, while the remaining balance is included in other non-current
assets on the Consolidated Balance Sheets.

(3)	Receivables from third-party payment settlement platform represent cash due from the third-party on-line payment service providers in relation to their processing of payments to the Group.